Restricted Cash (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 18	$ 55,679
Bank deposits pledged as security for issuing letters of credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	18	210
Bank deposits pledged as security for short-term loans
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		$ 55,469